Personnel expenses categories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	25,501	24,799	24,191
Percentage of variation number of employee	3.00%	3.00%
Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	20,990	20,558	20,140
Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	4,511	4,241	4,051
Executive directors [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	2	2	2
Percentage of variation number of employee	0.00%	0.00%
Executive directors [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	2	2	2
Executive directors [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	0	0	0
Senior managers [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	16	13	13
Percentage of variation number of employee	23.00%	0.00%
Senior managers [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	12	11	12
Senior managers [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	4	2	1
Executives [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	3,657	3,522	3,215
Percentage of variation number of employee	4.00%	10.00%
Executives [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	2,900	2,819	2,580
Executives [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	757	703	635
Managers professionals and supervisors [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	6,506	6,277	6,161
Percentage of variation number of employee	4.00%	2.00%
Managers professionals and supervisors [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	4,236	4,145	4,117
Managers professionals and supervisors [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	2,270	2,132	2,044
Administrative and support personnel [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	1,452	1,436	1,233
Percentage of variation number of employee	1.00%	16.00%
Administrative and support personnel [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	680	670	565
Administrative and support personnel [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	772	766	668
Manual workers [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	13,868	13,549	13,567
Percentage of variation number of employee	2.00%	0.00%
Manual workers [Member] | Men [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	13,160	12,910	12,864
Manual workers [Member] | Women [Member]
Disclosure of detailed information about number of employees by professional category and gender [Line Items]
Number of employees	708	639	703